Document And Entity Information	Nov. 12, 2026
Document Information [Line Items]
Entity Central Index Key	0002131072
Document Type	S-1/A
Entity Registrant Name	Harbour Island Acquisition Corp. I
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Amendment Description	Amendment No. 2